Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2016
Supplement [Text Block]	dhf_SupplementTextBlock

DIAMOND HILL FUNDS

Diamond Hill Mid Cap Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

(Each a Fund or Series of the Diamond Hill Funds)

Supplement Dated January 3, 2017 to Prospectus Dated February 28, 2016

Effective January 1, 2017, Diamond Hill Capital Management, Inc., the Adviser for the Diamond Hill Funds, reduced its management fee for the (i) Diamond Hill Mid Cap Fund (the "Mid Cap Fund") from an annual rate of 0.65% to 0.60% of the Mid Cap Fund's average daily net assets, (ii) Diamond Hill Research Opportunities Fund ("Research Opportunities Fund") from an annual rate of 1.00% to 0.95% of the Research Opportunities Fund's average daily net assets, and (iii) Diamond Hill Financial Long-Short Fund ("F-LS Fund") from 1.00% to 0.95% of the F-LS Fund's average daily net assets.

Accordingly, the prospectus is updated as follows:

On pages 7, 19, and 23, the Annual Fund Operating Expenses table and the Expense Example section are each deleted in their entirety and replaced with the following:

Page 7 – Mid Cap Fund

	Class A	Class I	Class Y
Management fees	0.60%	0.60%	0.60%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.24%	0.19%	0.09%

Total annual fund operating expenses	1.09%	0.79%	0.69%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$606	$829	$1,071	$1,762
Class I	Sold or Held	81	252	439	978
Class Y	Sold or Held	70	221	384	859

Page 19 – Research Opportunities Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses
Administration fees	0.24%	0.24%	0.19%	0.09%
Dividend expenses and fees on short sales	0.34%	0.34%	0.34%	0.34%
Total other expenses	0.58%	0.58%	0.53%	0.43%

Total annual fund operating expenses	1.78%	2.53%	1.48%	1.38%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$672	$1,032	$1,416	$2,490
Class C	Sold	356	788	1,345	2,866
	Held	256	788	1,345	2,866
Class I	Sold or Held	151	468	808	1,768
Class Y	Sold or Held	140	437	755	1,657

Page 23 – Financial Long-Short Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management fees	0.95%	0.95%	0.95%
Distribution (12b-1) fees	0.25%	1.00%	None
Other expenses
Administration fees	0.24%	0.24%	0.19%
Dividend expenses and fees on short sales	0.36%	0.36%	0.36%
Total other expenses	0.60%	0.60%	0.55%

Total annual fund operating expenses	1.80%	2.55%	1.50%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$674	$1,038	$1,426	$2,510
Class C	Sold	358	793	1,355	2,885
	Held	258	793	1,355	2,885
Class I	Sold or Held	153	474	818	1,791

Diamond Hill Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dhf_SupplementTextBlock

DIAMOND HILL FUNDS

Diamond Hill Mid Cap Fund

(Each a Fund or Series of the Diamond Hill Funds)

Supplement Dated January 3, 2017 to Prospectus Dated February 28, 2016

Effective January 1, 2017, Diamond Hill Capital Management, Inc., the Adviser for the Diamond Hill Funds, reduced its management fee for the (i) Diamond Hill Mid Cap Fund (the "Mid Cap Fund") from an annual rate of 0.65% to 0.60% of the Mid Cap Fund's average daily net assets, (ii) Diamond Hill Research Opportunities Fund ("Research Opportunities Fund") from an annual rate of 1.00% to 0.95% of the Research Opportunities Fund's average daily net assets, and (iii) Diamond Hill Financial Long-Short Fund ("F-LS Fund") from 1.00% to 0.95% of the F-LS Fund's average daily net assets.

Accordingly, the prospectus is updated as follows:

On pages 7, 19, and 23, the Annual Fund Operating Expenses table and the Expense Example section are each deleted in their entirety and replaced with the following:

Page 7 – Mid Cap Fund

	Class A	Class I	Class Y
Management fees	0.60%	0.60%	0.60%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.24%	0.19%	0.09%

Total annual fund operating expenses	1.09%	0.79%	0.69%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$606	$829	$1,071	$1,762
Class I	Sold or Held	81	252	439	978
Class Y	Sold or Held	70	221	384	859

Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Diamond Hill Mid Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	$ 606
3 Years	rr_ExpenseExampleYear03	829
5 Years	rr_ExpenseExampleYear05	1,071
10 Years	rr_ExpenseExampleYear10	1,762
1 Year	rr_ExpenseExampleNoRedemptionYear01	606
3 Years	rr_ExpenseExampleNoRedemptionYear03	829
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,071
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,762
Diamond Hill Mid Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	978
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	252
5 Years	rr_ExpenseExampleNoRedemptionYear05	439
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 978
Diamond Hill Mid Cap Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
1 Year	rr_ExpenseExampleNoRedemptionYear01	70
3 Years	rr_ExpenseExampleNoRedemptionYear03	221
5 Years	rr_ExpenseExampleNoRedemptionYear05	384
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 859
Diamond Hill Research Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dhf_SupplementTextBlock

DIAMOND HILL FUNDS

Diamond Hill Research Opportunities Fund

(Each a Fund or Series of the Diamond Hill Funds)

Supplement Dated January 3, 2017 to Prospectus Dated February 28, 2016

Effective January 1, 2017, Diamond Hill Capital Management, Inc., the Adviser for the Diamond Hill Funds, reduced its management fee for the (i) Diamond Hill Mid Cap Fund (the "Mid Cap Fund") from an annual rate of 0.65% to 0.60% of the Mid Cap Fund's average daily net assets, (ii) Diamond Hill Research Opportunities Fund ("Research Opportunities Fund") from an annual rate of 1.00% to 0.95% of the Research Opportunities Fund's average daily net assets, and (iii) Diamond Hill Financial Long-Short Fund ("F-LS Fund") from 1.00% to 0.95% of the F-LS Fund's average daily net assets.

Accordingly, the prospectus is updated as follows:

On pages 7, 19, and 23, the Annual Fund Operating Expenses table and the Expense Example section are each deleted in their entirety and replaced with the following:

Page 19 – Research Opportunities Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses
Administration fees	0.24%	0.24%	0.19%	0.09%
Dividend expenses and fees on short sales	0.34%	0.34%	0.34%	0.34%
Total other expenses	0.58%	0.58%	0.53%	0.43%

Total annual fund operating expenses	1.78%	2.53%	1.48%	1.38%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$672	$1,032	$1,416	$2,490
Class C	Sold	356	788	1,345	2,866
	Held	256	788	1,345	2,866
Class I	Sold or Held	151	468	808	1,768
Class Y	Sold or Held	140	437	755	1,657

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Diamond Hill Research Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses - Administration fees	rr_Component1OtherExpensesOverAssets	0.24%
Other expenses - Dividend expenses and fees on short sales	rr_Component2OtherExpensesOverAssets	0.34%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.78%
1 Year	rr_ExpenseExampleYear01	$ 672
3 Years	rr_ExpenseExampleYear03	1,032
5 Years	rr_ExpenseExampleYear05	1,416
10 Years	rr_ExpenseExampleYear10	2,490
1 Year	rr_ExpenseExampleNoRedemptionYear01	672
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,032
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,416
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,490
Diamond Hill Research Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses - Administration fees	rr_Component1OtherExpensesOverAssets	0.24%
Other expenses - Dividend expenses and fees on short sales	rr_Component2OtherExpensesOverAssets	0.34%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.53%
1 Year	rr_ExpenseExampleYear01	$ 356
3 Years	rr_ExpenseExampleYear03	788
5 Years	rr_ExpenseExampleYear05	1,345
10 Years	rr_ExpenseExampleYear10	2,866
1 Year	rr_ExpenseExampleNoRedemptionYear01	256
3 Years	rr_ExpenseExampleNoRedemptionYear03	788
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,345
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,866
Diamond Hill Research Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses - Administration fees	rr_Component1OtherExpensesOverAssets	0.19%
Other expenses - Dividend expenses and fees on short sales	rr_Component2OtherExpensesOverAssets	0.34%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
1 Year	rr_ExpenseExampleYear01	$ 151
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	808
10 Years	rr_ExpenseExampleYear10	1,768
1 Year	rr_ExpenseExampleNoRedemptionYear01	151
3 Years	rr_ExpenseExampleNoRedemptionYear03	468
5 Years	rr_ExpenseExampleNoRedemptionYear05	808
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,768
Diamond Hill Research Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses - Administration fees	rr_Component1OtherExpensesOverAssets	0.09%
Other expenses - Dividend expenses and fees on short sales	rr_Component2OtherExpensesOverAssets	0.34%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%
1 Year	rr_ExpenseExampleYear01	$ 140
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	1,657
1 Year	rr_ExpenseExampleNoRedemptionYear01	140
3 Years	rr_ExpenseExampleNoRedemptionYear03	437
5 Years	rr_ExpenseExampleNoRedemptionYear05	755
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,657
Diamond Hill Financial Long-Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dhf_SupplementTextBlock

DIAMOND HILL FUNDS

Diamond Hill Financial Long-Short Fund

(Each a Fund or Series of the Diamond Hill Funds)

Supplement Dated January 3, 2017 to Prospectus Dated February 28, 2016

Effective January 1, 2017, Diamond Hill Capital Management, Inc., the Adviser for the Diamond Hill Funds, reduced its management fee for the (i) Diamond Hill Mid Cap Fund (the "Mid Cap Fund") from an annual rate of 0.65% to 0.60% of the Mid Cap Fund's average daily net assets, (ii) Diamond Hill Research Opportunities Fund ("Research Opportunities Fund") from an annual rate of 1.00% to 0.95% of the Research Opportunities Fund's average daily net assets, and (iii) Diamond Hill Financial Long-Short Fund ("F-LS Fund") from 1.00% to 0.95% of the F-LS Fund's average daily net assets.

Accordingly, the prospectus is updated as follows:

On pages 7, 19, and 23, the Annual Fund Operating Expenses table and the Expense Example section are each deleted in their entirety and replaced with the following:

Page 23 – Financial Long-Short Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management fees	0.95%	0.95%	0.95%
Distribution (12b-1) fees	0.25%	1.00%	None
Other expenses
Administration fees	0.24%	0.24%	0.19%
Dividend expenses and fees on short sales	0.36%	0.36%	0.36%
Total other expenses	0.60%	0.60%	0.55%

Total annual fund operating expenses	1.80%	2.55%	1.50%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$674	$1,038	$1,426	$2,510
Class C	Sold	358	793	1,355	2,885
	Held	258	793	1,355	2,885
Class I	Sold or Held	153	474	818	1,791

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Diamond Hill Financial Long-Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses - Administration fees	rr_Component1OtherExpensesOverAssets	0.24%
Other expenses - Dividend expenses and fees on short sales	rr_Component2OtherExpensesOverAssets	0.36%
Other expenses	rr_OtherExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
1 Year	rr_ExpenseExampleYear01	$ 674
3 Years	rr_ExpenseExampleYear03	1,038
5 Years	rr_ExpenseExampleYear05	1,426
10 Years	rr_ExpenseExampleYear10	2,510
1 Year	rr_ExpenseExampleNoRedemptionYear01	674
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,038
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,426
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,510
Diamond Hill Financial Long-Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses - Administration fees	rr_Component1OtherExpensesOverAssets	0.24%
Other expenses - Dividend expenses and fees on short sales	rr_Component2OtherExpensesOverAssets	0.36%
Other expenses	rr_OtherExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.55%
1 Year	rr_ExpenseExampleYear01	$ 358
3 Years	rr_ExpenseExampleYear03	793
5 Years	rr_ExpenseExampleYear05	1,355
10 Years	rr_ExpenseExampleYear10	2,885
1 Year	rr_ExpenseExampleNoRedemptionYear01	258
3 Years	rr_ExpenseExampleNoRedemptionYear03	793
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,885
Diamond Hill Financial Long-Short Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses - Administration fees	rr_Component1OtherExpensesOverAssets	0.19%
Other expenses - Dividend expenses and fees on short sales	rr_Component2OtherExpensesOverAssets	0.36%
Other expenses	rr_OtherExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	$ 153
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	1,791
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	474
5 Years	rr_ExpenseExampleNoRedemptionYear05	818
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,791